Business combinations (Tables)	12 Months Ended
Dec. 31, 2022
Business combinations
Business combinations
(in thousands, except shares)	Preliminary Estimates	Measurement Period Adjustments	Final
Cash	$1,231	$-	$1,231
Accrued expenses	19	-	19
Contingent consideration liability, net of $72 contingent consideration asset	7	-	7
Common stock (5,201,863 shares)	17,530	-	17,530
Total consideration	$18,787	$-	$18,787

Fair values of identifiable net assets and liabilities (in thousands):
Assets:
Cash	$104	$-	$104
Deposits, prepaids, and other current assets, net	5	-	5
Non-current assets	391	-	391
Operating lease right-of-use asset	2,017	479	2,496
Goodwill	18,498	(11,768)	6,730
Intangible Assets, net	-	15,921	15,921
Total assets	21,015	4,632	25,647
Liabilities:
Accrued liabilities	44	-	44
Deferred revenue	167	-	167
Operating lease liability	2,017	-	2,017
Deferred tax liability	-	4,632	4,632
Total liabilities	2,228	4,632	6,860
Total fair value of identifiable net assets and liabilities	$18,787	$-	$18,787
(in thousands, except shares)	Preliminary Estimates	Measurement Period Adjustments	Final
Cash	$13,500	$2,450	$15,950
Common stock (1,285,714 shares)	4,539	-	4,539
Total consideration	$18,039	$2,450	$20,489

Fair values of identifiable net assets and liabilities (in thousands):
Assets:
Cash	$3,068	$-	$3,068
Accounts receivable	7,033	-	7,033
Deposits, prepaids, and other current assets, net	93	-	93
Investments in marketable securities	2,280	-	2,280
Cost in excess of billings	970	-	970
Property, plant, and equipment	105	-	105
Operating lease right-of-use asset	1,071	-	1,071
Goodwill	11,730	(11,578)	152
Intangible Assets, net	-	11,569	11,569
Total assets	26,350	(9)	26,341
Liabilities:
Accounts payable	1,306	-	1,306
Accrued liabilities	1,663	(459)	1,204
Deferred revenue	2,271	-	2,271
Operating lease liability	1,071	-	1,071
Notes payable	2,000	(2,000)	-
Total liabilities	8,311	(2,459)	5,852
Total fair value of identifiable net assets and liabilities	$18,039	$2,450	$20,489
(in thousands, except shares)	Preliminary Estimates	Measurement Period Adjustments	Final
Cash	$12,948	$363	$13,311
Series B preferred stock (2,395,105 shares)	6,850	-	6,850
Total consideration	$19,798	$363	$20,161

Fair values of identifiable net assets and liabilities (in thousands):
Assets:
Cash	$-	$-	$-
Accounts receivable	6,492	-	6,492
Inventory	171	-	171
Deposits and prepaids	512	-	512
Accrued revenue	1,620	-	1,620
Other current assets	2,289	-	2,289
Property, plant, and equipment	680	-	680
Finance lease asset	229	-	229
Operating lease right-of-use asset	603	-	603
Goodwill	13,418	(8,400)	5,018
Intangible Assets, net	-	11,925	11,925
Total assets	26,014	3,525	29,539
Liabilities:
Accounts payable	2,638	-	2,638
Accrued liabilities	1,014	135	1,149
Line of credit	1,785	-	1,785
Net deferred tax liability	-	3,027	3,027
Finance lease liability	176	-	176
Operating lease liability	603	-	603
Total liabilities	6,216	3,162	9,378
Total fair value of identifiable net assets and liabilities	$19,798	$363	$20,161